Changes in capital accounts, textuals (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Compensation cost on restricted stock awards	$ 322	$ 447
Nonvested Awards, Total Compensation Cost Not yet Recognized	$ 94		$ 416
Nonvested Awards, Total Compensation Cost Not yet Recognized, Period for Recognition	0 years 11 months 14 days